Aspiration Flagship Fund
ASPIRATION FUNDS Aspiration Flagship Fund
Supplement to the Prospectus and
Summary Prospectus

July 2, 2015
This supplement to the Prospectus and Summary Prospectus dated January 28, 2015 for the Aspiration Flagship Fund (the "Fund"), a series of Aspiration Funds (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus and Summary, free of charge, by visiting the Fund's website at https://funds.aspiration.com.
This supplement is to update the Annual Fund Operating Expenses in the Prospectus, specifically to recalculate the estimated Acquired Fund Fees and Expenses.

On page 3 of the Prospectus, the table titled "Annual Fund Operating Expenses" under the section titled "Fund Summary" is revised by replacing the table in its entirety with the following:
Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {Aspiration Funds}	Aspiration Flagship Fund
Management Fees	none
Management fee (maximum)	2.00%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	1.29%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses	2.39%
Total Annual Fund Operating Expenses (with maximum management fee)	4.39%
Expense Reimbursements	(1.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Total annual fund operating expenses after fee waivers and expense reimbursements (with maximum management fee)	3.35%